Insurance Contracts, Reinsurance Contracts Held and Investment Contracts with Discretionary Participating Features - Summary of Assets and Liabilities for Groups of Insurance Contracts Issued and Reinsurance Contracts Held by Measurement Model (Detail) - EUR (€)
€ in Millions
	Dec. 31, 2024	Dec. 31, 2023
Disclosure In Tabular Form Of Insurance Contracts And Reinsurance Contracts Assets And Liabilities Based On The Approach [Line Items]
Portfolios in an asset position	€ 125	€ 185
Portfolios in a liability position	188,359	177,446
Net balance	188,233	177,262
Portfolios in an asset position	16,021	16,608
Portfolios in a liability position	303	608
Reinsurance contracts held	15,719	16,000
Contracts not measured under the PAA [member]
Disclosure In Tabular Form Of Insurance Contracts And Reinsurance Contracts Assets And Liabilities Based On The Approach [Line Items]
Portfolios in an asset position	125	185
Portfolios in a liability position	188,318	177,407
Net balance	188,193	177,222
Portfolios in an asset position	16,015	16,601
Portfolios in a liability position	303	608
Reinsurance contracts held	15,712	15,993
Contracts measured under the PAA [member]
Disclosure In Tabular Form Of Insurance Contracts And Reinsurance Contracts Assets And Liabilities Based On The Approach [Line Items]
Portfolios in an asset position	0	0
Portfolios in a liability position	41	39
Net balance	41	39
Portfolios in an asset position	7	7
Portfolios in a liability position	0	0
Reinsurance contracts held	€ 7	€ 7